INVENTORIES	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 4:-	INVENTORIES

	December 31,
	2018	2019

Raw materials	$15,065	$18,211
Work in progress	374	349
Finished products	38,070	43,572

	$53,509	$62,132

During the year ended December 31, 2017, 2018 and 2019, the Company recorded inventory write-offs for excess inventory and slow-moving inventory in a total amount of $ 3,932, $ 2,814 and $ 4,836, respectively that have been included in cost of revenues.

As of December 31, 2019, the Company has an outstanding inventory purchase orders with its suppliers in the amount of $ 12,585. The commitments are due primarily within one year.